Lease liabilities (Tables)	9 Months Ended
Jul. 31, 2022
Disclosure Of Leases [Abstract]
Lease liabilities
The Company has the following lease liabilities as of July 31, 2022.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	8,296,494	7,356,848	6,961,704	6,796,674	6,406,488	42,978,042	78,796,250
Equipment	61,217	53,716	43,213	22,235	12,536	—	192,917
Total	8,357,711	7,410,564	7,004,917	6,818,909	6,419,024	42,978,042	78,989,167

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	5,434,043	51,373,640	56,807,683
Equipment	44,756	112,631	157,387
Total	5,478,799	51,486,271	56,965,070

The Company has the following lease liabilities as of October 31, 2021.

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	4,468,877	4,590,357	3,741,940	3,332,312	3,290,786	16,302,071	35,726,343
Equipment	48,898	44,044	44,044	42,384	21,022	7,835	208,227
Total	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906	35,934,570

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	2,836,348	26,366,448	29,202,796
Equipment	32,447	129,626	162,073
Total	2,868,795	26,496,074	29,364,869